-------------------------------
                                                            OMB APPROVAL
                                                 -------------------------------
                                                 OMB Number:           3235-0006
                                                 Expires:      December 31, 2006
                                                 Estimated average
                                                   burden hours per
                                                   response: .............. 22.8
                                                 -------------------------------



                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2004
                                               -----------------

Check here if Amendment [   ]; Amendment Number:
                                                 -----------------------
         This Amendment (Check only one.):   [  ] is a restatement.
                                             [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:         Taliesin Capital Management LLC
Address:      885 Third Avenue
              Suite 2740
              New York, NY  10022

Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:         Elliot N. Konopko
Title:        Managing Member
Phone:        212-303-3575

Signature, Place, and Date of Signing:


/s/ Elliot N. Konopko               New York, NY               February 14, 2005
-------------------------           -------------              -----------------
[Signature]                         [City, State]               [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F Summary Page

Report Summary:

Number of Other Included Managers:                           0
                                                    ----------
Form 13F Information Table Entry Total:                     16
                                                    ----------
Form 13F Information Table Value Total:             $  185,974
                                                    ----------
                                                   (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

              NONE

                                                Taliesin Capital Management LLC
                                                            Form 13F
                                                 Quarter Ended December 31, 2004

NAME               TITLE                                                                                  VOTING AUTHORITY
OF                 OF                  VALUE        SHRS OR   SHARE/  PUT/  INVESTMENT  OTHER     ----------------------------------
ISSUER             CLASS   CUSIP       (X $1,000)   PRN AM    PRN     CALL  DISCRETION  MANAGERS  SOLE           SHARED        NONE
------------------------------------------------------------------------------------------------------------------------------------
CAESARS ENTMT INC  COM     127687101      2,518     125,000   SH            SOLE                   125,000
------------------------------------------------------------------------------------------------------------------------------------
CITIZENS COMMUNI-  COM     17453B101         77       5,600   SH            SOLE                     5,600
CATIONS CO
------------------------------------------------------------------------------------------------------------------------------------
DOUBLECLICK INC    COM     258609304      1,008     129,584   SH            SOLE                   129,584
------------------------------------------------------------------------------------------------------------------------------------
ENDOCARDIAL        COM     292962107         37       3,182   SH            SOLE                     3,182
SOLUTIONS INC
------------------------------------------------------------------------------------------------------------------------------------
FIRST HEALTH       COM     320960107     12,403     662,900   SH            SOLE                   662,900
GROUP CORP
------------------------------------------------------------------------------------------------------------------------------------
GUIDANT CORP       COM     401698105     14,853     206,000   SH            SOLE                   206,000
------------------------------------------------------------------------------------------------------------------------------------
MANDALAY           COM     562567107     68,712     975,600   SH            SOLE                   975,600
RESORT GROUP
------------------------------------------------------------------------------------------------------------------------------------
MARKETWATCH        COM     570619106      1,199      66,585   SH            SOLE                    66,585
INC
------------------------------------------------------------------------------------------------------------------------------------
NEWS CORP          CL A    65248E104     12,260     657,000   SH            SOLE                   657,000
------------------------------------------------------------------------------------------------------------------------------------
NEXTEL COMMUNI-    CL A    65332V103      3,001     100,000   SH            SOLE                   100,000
CATIONS INC
------------------------------------------------------------------------------------------------------------------------------------
OCULAR SCIENCES    COM     675744106     11,269     229,923   SH            SOLE                   229,923
INC
------------------------------------------------------------------------------------------------------------------------------------
PEOPLESOFT INC     COM     712713106      4,412     166,536   SH            SOLE                   166,536
------------------------------------------------------------------------------------------------------------------------------------
PROVINCE HEALTH-   COM     743977100      4,262     190,700   SH            SOLE                   190,700
CARE CO
------------------------------------------------------------------------------------------------------------------------------------
VERITAS SOFTWARE   COM     923436109     11,420     400,000   SH            SOLE                   400,000
CO
------------------------------------------------------------------------------------------------------------------------------------
VISX INC           COM     92844S105      6,840     264,400   SH            SOLE                   264,400
DEL
------------------------------------------------------------------------------------------------------------------------------------
STELMAR            COM     V8726M103     31,703     664,500   SH            SOLE                   664,500
SHIPPING LTD
------------------------------------------------------------------------------------------------------------------------------------

REPORT
SUMMARY: 16 DATA RECORDS               $185,974

                                0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED